Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2016	As of December 31, 2017
Satellites and launch vehicles	$10,363,771	$10,653,213
Information systems and ground segment	727,929	808,203
Buildings and other	250,369	264,417

Total cost	11,342,069	11,725,833
Less: accumulated depreciation	(5,156,227)	(5,802,214)

Total	$6,185,842	$5,923,619